Financial assets and liabilities measured at fair value	12 Months Ended
Dec. 31, 2018
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Financial assets and liabilities measured at fair value

D.12. Financial assets and liabilities measured at fair value

Under IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a fair value hierarchy with the following levels:

•	level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);

•	level 2: quoted prices in active markets for similar assets and liabilities, or valuation techniques in which all important inputs are derived from observable market data;

•	level 3: valuation techniques in which not all important inputs are derived from observable market data.

The valuation techniques used are described in Note B.8.6.

The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2018			2017			2016
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.	859	—	—	1,361	—	—	528	—	—
Unquoted equity investments	D.7.	—	—	197	—	—	72	—	—	53
Quoted debt securities	D.7.	359	—	—	199	—	—	113	—	—
Unquoted debt securities	D.7.	—	—	61	—	—	51	—	—	59
Contingent consideration relating to divestments	D.7.	—	—	373	—	—	342	—	—	458
Financial assets held to meet obligations under post-employment benefit plans	D.7.	—	—	—	198	—	—	360	—	—
Financial assets held to meet obligations under deferred compensation plans	D.7.	364	—	—	359	—	—	353	—	—
Non-current derivatives	D.7.	—	19	—	—	63	—	—	102	—
Current derivatives	D.11.	—	164	—	—	133	—	—	108	—
Mutual fund investments	D.13.	3,189	—	—	7,207	—	—	6,210	—	—

Total financial assets measured at fair value		4,771	183	631	9,324	196	465	7,564	210	570

Financial liabilities measured at fair value
CVRs issued in connection with the acquisition of Genzyme	D.18.	99	—	—	75	—	—	85	—	—
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	472	—	—	701	—	—	1,013
MSD contingent consideration (European vaccines business)	D.18.	—	—	410	—	—	420	—	—	354
Other contingent consideration arising from business combinations	D.18.	—	—	301	—	—	81	—	—	1
Liabilities related to non-controlling interests	D.18.	—	—	22	—	—	92	—	—	123
Non-current derivatives		—	7	—	—	16	—	—	—	—
Current derivatives	D.19.5.	—	90	—	—	58	—	—	132	—

Total financial liabilities measured at fair value		99	97	1,205	75	74	1,294	85	132	1,491

No transfers between the different levels of the fair value hierarchy occurred during 2018.

In connection with the dissolution of the Sanofi Pasteur MSD (SPMSD) joint venture, which was finalized on December 31, 2016, Sanofi recognized contingent consideration receivable as a financial asset at fair value through profit or loss (see Notes D.1.3. and D.7.), and contingent consideration payable in Liabilities related to business combinations and non-controlling interests (see Notes D.1.3. and D.18.). As of December 31, 2018:

•	The financial asset relating to contingent consideration receivable by Sanofi based on a percentage of MSD’s future sales during the 2017-2024 period of specified products previously distributed by SPMSD amounted to €373 million.

•	The financial liability relating to contingent consideration payable to MSD based on a percentage of future sales made by Sanofi Pasteur during the 2017-2024 period of specified products previously distributed by SPMSD amounted to €410 million.